Initial Public Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Clean Earth Acquisitions Corp [Member]
Initial Public Offering [Line Items]
Initial Public Offering
3)	Note 3. Initial Public Offering

Pursuant to the Initial Public Offering on February 28, 2022, the Company sold 23,000,000 Units at a price of $10.00 per Unit. Each Unit consists of one share of Class A common stock, one right and one-half of one warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment.

An aggregate of $10.10 per Unit sold in the Initial Public Offering is held in the Trust Account and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in money market funds meeting the conditions of Rule 2a-7(d) of the Investment Company Act, as determined by the Company.

Note 3. Initial Public Offering

Pursuant to the Initial Public Offering on February 28, 2022, the Company sold 23,000,000 Units at a price of $10.00 per Unit. Each Unit consists of one share of Class A common stock, one right and one-half of one warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).

An aggregate of $10.10 per Unit sold in the Initial Public Offering is held in the Trust Account and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in money market funds meeting the conditions of Rule 2a-7(d) of the Investment Company Act, as determined by the Company.